Income tax - Reconciliation of income tax charge and the profit (loss) before tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax disclosure [line items]
Profit/(loss) before tax	$ 10,000,000	$ (71,000,000)	$ 256,000,000
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94%	2,000,000	(18,000,000)	64,000,000
Tax losses for which no deferred income tax asset was recognized	14,000,000	25,000,000	14,000,000
Adjustment in respect of prior years	(2,000,000)	(25,000,000)	1,000,000
Income subject to state and other local income taxes	5,000,000	6,000,000	8,000,000
Income taxed at rates other than standard tax rates	(10,000,000)	(13,000,000)	(59,000,000)
Non-deductible & Other items	4,000,000	4,000,000	(9,000,000)
Income tax charge/(credit)	$ 13,000,000	$ (21,000,000)	$ 19,000,000
Tax rate	24.94%	24.94%	24.94%
Tax Credits		$ 29,000,000
Current tax expense related to Pillar Two top-up tax	$ 0
LUXEMBOURG
Income tax disclosure [line items]
Tax rate	24.94%
Exceptional items.
Income tax disclosure [line items]
Income tax charge/(credit)	$ 8,000,000	$ (14,000,000)	$ (17,000,000)